Earnings/(Loss) Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings/(Loss) Per Common Share [Abstract]
Net income and comprehensive income from continuing operations, net of taxes	$ 2,911,314	$ 3,540,034
Net income and comprehensive income from discontinued operations, net of taxes	100,766	19,714,094
Net income	3,012,080	23,254,128
Comprehensive income	3,012,080	23,254,128
Dividend on Series A Preferred Shares	(703,889)	(707,778)
Deemed dividend on Series A Preferred Shares	(1,557,952)	(1,509,700)
Undistributed earnings to non-vested participating securities	(54,831)	(1,533,501)
Net income attributable to common shareholders, basic	695,408	19,503,149
Undistributed earnings to non-vested participating securities	54,831
Undistributed earnings reallocated to non-vested participating securities	(11,584)
Dividend on Series A Preferred Shares	703,889	707,778
Deemed dividend on Series A Preferred Shares	1,557,952	1,509,700
Net income attributable to common shareholders, diluted	$ 3,000,496	$ 19,503,149
Weighted average number of common shares outstanding, basic (in shares)	17,698,383	17,416,746
Effect of dilutive shares (in shares)	71,285,000	0
Weighted average number of common shares outstanding, diluted (in shares)	88,983,383	17,416,746
(Loss)/ Earnings per common share, basic, continuing operations (in dollars per share)	$ 0.034	$ (0.012)
(Loss)/ Earnings per common share, diluted, continuing operations (in dollars per share)	0.033	(0.012)
Earnings per common share, basic, discontinued operations (in dollars per share)	0.006	1.132
Earnings per common share, diluted, discontinued operations (in dollars per share)	0.001	1.132
Earnings per common share, basic, total (in dollars per share)	0.04	1.12
Earnings per common share, diluted, total (in dollars per share)	$ 0.034	$ 1.12